ORGANIZATION AND NATURE OF BUSINESS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Apr. 21, 2022	Feb. 26, 2021	Jan. 26, 2021	May 14, 2019
NET INCOME (LOSS)	$ (1,339,901)	$ (3,326,610)	$ (3,526,593)	$ (4,749,073)	$ (9,202,533)	$ (5,763,947)
Working Capital Deficit	(17,671,000)		(17,671,000)		14,605,687
Cash	450,906		450,906		$ 564,242	$ 191,485
Accumulated deficit	$ (98,797,502)		$ (98,797,502)
Boston Solar [Member]
Membership interest, percentage	80.10%		80.10%		80.10%		80.10%
EnergyWyze, LLC [Member]
Membership interest, percentage									100.00%
Box Pure Air, LLC [Member]
Membership interest, percentage	51.00%		51.00%		51.00%			51.00%
Discount Indoor Garden Supply, Inc. [Member]
Membership interest, percentage	90.00%		90.00%		90.00%
ShieldSaver, LLC [Member]
Membership interest, percentage	51.00%		51.00%		51.00%
Direct Solar America [Member]
Equity ownership, percentage	51.00%		51.00%		51.00%					51.00%